INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the Exchangeable Notes balance) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Repaid to Note holders	$ 99,700,000
Loss on disposal		$ 9,700,000
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1		(210,000)
Balance at end of the period		(210,000)	$ (210,000)
Current Liabilities [Member] | Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	$ (83,312,000)	(210,000)	(83,312,000)
Accretion interest		0	(83,000)
Repaid to Note holders		0	86,730,000
Shares issued to Note holders as consideration		0	6,133,000
Loss on disposal		0	(9,678,000)
Balance at end of the period		$ (210,000)	$ (210,000)